Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net Income	$ 95,298	$ 134,761	$ 115,754
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	162,532	75,092	75,348
Loss from disposal of assets	754	1,458	0
Commitments fees on undrawn line of credit	0	6,375	4,300
Amortization of deferred financing fees	23,008	0	10,973
Net amortization of fair value of acquired drilling contracts	1,170	1,222	(14,597)
Amortization of cash flow hedge reserve	9,816	(21,523)	(6,253)
Interest income on restricted cash related to drillships	(4,318)	(6,205)	(3,837)
Change in fair value of derivatives	(15,114)	33,119	31,654
Other non cash items	7,587	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	(98,937)	41,200	(23,626)
Other current assets	(48,409)	(4,863)	(17,521)
Deferred taxes	(209)	209	0
Accounts payable	24,699	(7,402)	6,147
Due to related parties	0	0	48,110
Other current liabilities	3,588	(1,988)	(3,207)
Pension Liability	1,002	1,416	(142)
Accrued liabilities	59,002	5,022	1,940
Deferred revenue	3,693	1,805	26,732
Payment / Return of margin call for derivatives	45,500	(37,900)	(40,700)
Net Cash Provided by Operating Activities	270,662	221,798	211,075
Cash Flows from Investing Activities:
Advances for drilling rigs under construction	(1,864,862)	(705,022)	(130,832)
Down payment for drilling rigs under construction and other improvements	0	(294,569)	0
Drillship options	0	(99,024)	0
Drilling rigs, equipment and other improvements	(78,480)	(6,834)	(14,152)
Sale of fixed assets	12	0	0
Increase/ (Decrease) in Restricted Cash	385,011	(335,898)	(185,565)
Rig upgrades	(3,182)	0	0
Cash from acquisition of drillships	0	0	183,770
Net Cash Used in Investing Activities	(1,561,501)	(1,441,347)	(146,779)
Cash Flows from Financing Activities:
Capital contribution by oceanrig Inc	0	540,321	753,375
Net proceeds from the issuance of common shares	0	488,301	0
Proceeds from short/ long-term credit facility	2,420,476	308,250	150,000
Proceeds from intercompany loan	175,500	0	0
Principal payments and repayments of short/ long-term debt	(926,666)	(247,717)	(1,005,052)
Repayment of intercompany loan	(175,500)	0	0
Payment of financing costs	(47,800)	(8,094)	(1,364)
Net Cash Provided by/(used in) Financing Activities	1,446,010	1,081,061	(103,041)
Net increase/ (decrease) in cash and cash equivalents	155,171	(138,488)	(38,745)
Cash and cash equivalents at beginning of years	95,707	234,195	272,940
Cash and cash equivalents at end of years	250,878	95,707	234,195
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	32,164	43,203	51,093
Income taxes	$ 23,199	$ 19,803	$ 13,233